SEMI-ANNUAL REPORT
                               DECEMBER 31, 2000

                               [GRAPHIC OMITTED]

Mercury
Low
Duration
Fund OF MERCURY HW FUNDS

PROXY RESULTS

During the six-month period ended December 31, 2000, Mercury Low Duration Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 11, 2000. The description of each proposal and number of shares voted are as follows:

                                                      Shares Voted    Shares Voted   Shares Voted
                                                           For           Against        Abstain
-------------------------------------------------------------------------------------------------
1. To approve to convert the Fund to
   "master/feeder" structure                           17,569,580        955,599        791,330
-------------------------------------------------------------------------------------------------
2. To approve the Investment Advisory
   and Administration Agreements                       17,777,010        745,666        793,633
-------------------------------------------------------------------------------------------------
3. To approve an amendment of the Fund's
   restrictions on investing in securities of a
   single issuer and securities of issuers in
   a single industry                                   16,069,108      1,021,011        818,796
-------------------------------------------------------------------------------------------------
4. To approve an amendment of the Fund's
   restrictions on investing in the voting
   securities of a single issuer                       16,055,734      1,035,750        817,431
-------------------------------------------------------------------------------------------------
5. To approve an amendment of the Fund's
   restrictions relating to acting as an underwriter   16,070,171      1,029,781        808,963
-------------------------------------------------------------------------------------------------
6. To approve an amendment of the Fund's
   restrictions relating to making investments
   for the purpose of exercising control
   or management                                       16,018,234      1,081,828        808,853
-------------------------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary
Turner Swan, Secretary
Gracie Fermelia, Vice President and Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                 December 31, 2000 (2) Mercury Low Duration Fund

DEAR SHAREHOLDER

Effective October 6, 2000, Low Duration Fund, a fund of Hotchkis and Wiley Funds, became Mercury Low Duration Fund, a fund of Mercury HW Funds. Although the Fund's name has changed, its investment objective remains the same: to maximize total return, consistent with capital preservation.

We are pleased to present to you this semi-annual report of Mercury Low Duration Fund for the six months ended December 31, 2000.

Investment Review

After expanding at more than a 5% annualized pace during the first half of 2000, gross domestic product (GDP) growth slowed markedly during the last six months of the year. This slowdown engineered by the Federal Reserve Board was welcomed by the bond market with falling interest rates and improved absolute performance. Treasury rates declined dramatically, with 30-year Treasury issues ending the year yielding 5.5%, 102 basis points (1.02%) less than where they began the year. Being more sensitive to future Federal Reserve Board policy, the five-year Treasury yield decreased by 137 basis points during 2000. Meanwhile, as the Federal Reserve Board was actually raising overnight rates, shorter-term yields increased, with the three-month Treasury yield ending the year at 5.9%, 57 basis points higher than a year earlier. The yield curve began 2000 in its normal shape, that is, upwardly sloping. This "normal" shape compensates longer-maturity bondholders with higher yields for the greater inflation risk that they assume. Early in the year, the curve began to invert and short-to-intermediate yields actually rose above longer-term interest rates. By the end of the year, the yield curve was only partially inverted, with short-term interest rates remaining above intermediate-term and long-term interest rates--a manifestation of the expectation for declining future short-term interest rates.

Several factors shaped this environment and acted to slow the economy during the fiscal year. First, monetary policy as enacted by the Federal Reserve Board was key. From June 1999 through June 2000, the Federal Reserve Board raised interest rates on six separate occasions by 175 total basis points in order to engineer a slowdown to a more sustainable growth rate. With annualized growth of more than 8% in the fourth quarter of 1999, it became clear to us that the Federal Reserve Board's tightening policy was warranted. Monetary policy operates with a lag, so the effects of this tighter policy have only recently begun to impact the real economy.

Other factors were also important in slowing the economy. Volatility in equity markets, as the Internet bubble burst and corporate earnings slowed, caused consumers and businesses to lose confidence, slowing consumption and investment. Strong growth led to a sub-4% unemployment rate and it became more difficult to add quality workers and continue to increase production. Strong growth also led to an imbalance of energy supply and demand, with oil, natural gas and electricity price increases creating national headlines since mid-year. These factors had a significant affect on the economy, just as the Federal Reserve Board's prior tightening was beginning to take hold. During the last


                 December 31, 2000 (3) Mercury Low Duration Fund several years, much went right for the US economy and equity markets. Signs quickly began to emerge that all was beginning to unravel as a majority of economic indicators rapidly turned down in the fourth quarter. Economists began discussing a "hard landing" and a recessionary environment and began to call on the Federal Reserve Board to lower interest rates.

Throughout the year, inflation remained benign with the noted exception of energy price spikes. The largest year-over-year increases in the consumer price index and producer price index registered at 3.8% and 4.5%, respectively, during the last half of the year. When food and energy prices are removed, the maximum year-over-year increases registered in the consumer price index and producer price index in 2000 were 2.6% and 1.5%, respectively. Although the threat of inflation is always an issue for the bond market, actual inflation clearly has not been a problem. This is important since the Federal Reserve Board would be extremely hesitant to stimulate the economy by lowering interest rates if current inflation were present.

Although this environment strongly benefited Treasury and agency securities during 2000, other sectors of the bond market did not fare quite as well. The outperformance of government-backed securities has been a persistent trend since the beginning of the year when the US Treasury announced that it would use the surplus to buy back Treasury securities. Indeed, normally, an environment including positive economic and earnings growth, a vigilant central bank and benign inflation would lead to the outperformance of "spread," or non-Treasury, sectors. The most surprising aspect of bond market behavior in 2000 was the significant underperformance of spread sectors given the historically positive environment. Much of this occurred prior to any signs of the economy actually slowing. During 2000, corporate securities underperformed. In general, lower-quality bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the year as the negative price effects of spread widening more than offset their initial yield advantage. Asset-backed securities and mortgage-backed securities also underperformed as investors became more concerned with the quality of the underlying collateral and began to worry about call risk by year end. Commercial mortgage-backed securities were one bright spot, outperforming based upon strong fundamentals and attractive valuations.

For the six months ended December 31, 2000, the Fund's Class I and Class A Shares had total returns of +3.88% and +3.63%, respectively. For the period October 6, 2000 (inception) through December 31, 2000, the Fund's Class B and Class C Shares had total returns of +1.58% and +1.61%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) Absolute performance for the Fund increased as the economy slowed and the bond market rallied. More interest rate risk (or duration) and more exposure to intermediates would have aided the Fund's performance further as interest rates were falling. However, an


                 December 31, 2000 (4) Mercury Low Duration Fund overweight of three-year-five-year maturities strongly benefited relative returns and offset the negative impact of duration. In terms of sector strategies, a general overweight of non-Treasury securities detracted from relative returns. Positions in investment-grade and below-investment-grade securities detracted from relative performance. Even small positions in below-investment-grade securities had a considerable effect on returns as compared to the unmanaged Merrill Lynch 1-3 Year U.S. Treasury Note Index since they underperformed by such a significant margin. Finally, our overweighting commercial mortgage-backed securities aided returns as performance continued to be strong for these securities.

In Conclusion

We appreciate your continued support, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Nancy D. Celick            /s/ John Queen                /s/ Michael Sanchez

Nancy D. Celick                John Queen                    Michael Sanchez
President                      Portfolio Manager             Portfolio Manager

February 9, 2001


                 December 31, 2000 (5) Mercury Low Duration Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 3% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 3% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 10 years.

CLASS C SHARES are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class I, Class A, Class B and Class C Shares in excess of .58%, .83%, 1.48% and 1.48%, respectively, of the average net assets of each class. Were the investment adviser not to pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                 December 31, 2000 (6) Mercury Low Duration Fund

FUND PERFORMANCE DATA (CONCLUDED)

RECENT PERFORMANCE RESULTS
================================================================================

                                  6 Month               12 Month         Since Inception          Standardized
As of December 31, 2000         Total Return          Total Return         Total Return           30-Day Yield
--------------------------------------------------------------------------------------------------------------
Class I*                           +3.88%                +7.00%               +69.47%                 6.89%
--------------------------------------------------------------------------------------------------------------
Class A*                           +3.63                 +6.75                + 7.61                  6.64
--------------------------------------------------------------------------------------------------------------
Class B*                              --                    --                + 1.58                  6.12
--------------------------------------------------------------------------------------------------------------
Class C*                              --                    --                + 1.61                  6.48
--------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3
Year U.S. Treasury
Note Index**                       +4.86                 +8.00           +5.71/+6.84/+2.09              --
--------------------------------------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Class I Shares commenced operations on 5/18/93; Class A Shares on 9/24/99; and Class B and Class C Shares on 10/06/00.

** This unmanaged Index is comprised of Treasury securities with maturities of one to three years. Since inception total returns are from 5/18/93, 9/24/99 and 10/06/00, respectively.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                         % Return      % Return
                                                       Without Sales  With Sales
Class I Shares*                                           Charge       Charge**
--------------------------------------------------------------------------------
One Year
Ended 12/31/00                                            +7.00%        +3.79%
--------------------------------------------------------------------------------
Five Years
Ended 12/31/00                                            +5.92         +5.28
--------------------------------------------------------------------------------
Inception (5/18/93)
through 12/31/00                                          +7.16         +6.73
--------------------------------------------------------------------------------

 *    Maximum sales charge is 3%.

**    Assuming maximum sales charge.

================================================================================
                                                         % Return      % Return
                                                       Without Sales  With Sales
Class A Shares*                                           Charge       Charge**
--------------------------------------------------------------------------------
One Year
Ended 12/31/00                                            +6.75%        +3.55%
--------------------------------------------------------------------------------
Inception (9/24/99)
through 12/31/00                                          +5.94         +3.43
--------------------------------------------------------------------------------

 *    Maximum sales charge is 3%.

**    Assuming maximum sales charge.

AGGREGATE TOTAL RETURN
================================================================================
                                                         % Return       % Return
                                                          Without         With
Class B Shares*                                             CDSC         CDSC**
--------------------------------------------------------------------------------
Inception (10/06/00)
through 12/31/00                                           +1.58%        -2.41%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                         % Return       % Return
                                                          Without         With
Class C Shares*                                             CDSC         CDSC**
--------------------------------------------------------------------------------
Inception (10/06/00)
through 12/31/00                                           +1.61%        +0.61%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.


                 December 31, 2000 (7) Mercury Low Duration Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

MERCURY LOW DURATION FUND
================================================================================

Assets:

Investment in Low Duration Master Portfolio, at value
  (identified cost--$330,795,090)                                                        $ 325,135,635
Prepaid registration fees                                                                       11,869
                                                                                         -------------
Total assets                                                                               325,147,504
                                                                                         -------------
------------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Administrator                                                           $   66,873
  Dividends to shareholders                                                   62,453
  Distributor                                                                  2,810           132,136
                                                                          ----------
Accrued expenses                                                                               218,748
                                                                                         -------------
Total liabilities                                                                              350,884
                                                                                         -------------
------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                               $ 324,796,620
                                                                                         =============
------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                                          $ 338,855,528
Undistributed investment income--net                                                           584,724
Accumulated realized capital losses on investments and
  from the Portfolio--net                                                                   (8,984,177)
Unrealized depreciation on investments and from the Portfolio--net                          (5,659,455)
                                                                                         -------------
Net assets                                                                               $ 324,796,620
                                                                                         =============
------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I+--Based on net assets of $311,539,585 and
  31,758,935 shares outstanding                                                          $        9.81
                                                                                         =============
Class A+--Based on net assets of $13,234,899 and
  1,349,217 shares outstanding                                                           $        9.81
                                                                                         =============
Class B+--Based on net assets of $22,027 and 2,249 shares outstanding                    $        9.79
                                                                                         =============
Class C+--Based on net assets of $109 and 11.13 shares outstanding                       $        9.79
                                                                                         =============
------------------------------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized

      See Notes to Financial Statements.


                 December 31, 2000 (8) Mercury Low Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2000+
--------------------------------------------------------------------------------

MERCURY LOW DURATION FUND
================================================================================

Investment Income:

Interest and discount earned                                                       $  7,493,490
Dividends                                                                                50,017
Investment income allocated from the Portfolio                                        5,712,245
Expenses allocated from the Portfolio                                                  (229,970)
                                                                                   ------------
Total income and net investment income from the Portfolio                            13,025,782
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Expenses:

Advisory fee                                                        $ 444,912
Administration fee                                                    203,578
Transfer agent fees--Class I                                          123,164
Registration fees                                                      65,561
Printing and shareholder reports                                       39,384
Account maintenance fee--Class A                                       15,945
Accounting services                                                     6,145
Custodian fees                                                          5,016
Transfer agent fees--Class A                                            4,759
Professional fees                                                       3,168
Pricing fees                                                            2,561
Trustees' fees and expenses                                             2,013
Account maintenance and distribution fees--Class B                         10
Transfer agent fees--Class B                                                2
Other                                                                   4,182
                                                                    ---------
Total expenses before reimbursement                                   920,400
Reimbursement of expenses                                             (99,449)
                                                                    ---------
Total expenses after reimbursement                                                      820,951
                                                                                   ------------
Investment income--net                                                               12,204,831
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from
Investments and from the Portfolio--Net:

Realized gain (loss) from:
  Investments--net                                                   (225,508)
  The Portfolio--net                                                  934,651           709,143
                                                                    ---------
Change in unrealized appreciation/depreciation from:
  Investments--net                                                    335,372
  The Portfolio--net                                                 (153,082)          182,290
                                                                    ---------------------------
Net Increase in Net Assets Resulting from Operations                               $ 13,096,264
                                                                                   ============
-----------------------------------------------------------------------------------------------

+ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                 December 31, 2000 (9) Mercury Low Duration Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY LOW DURATION FUND
================================================================================

                                                            For the Six         For the
                                                           Months Ended        Year Ended
 Increase (Decrease) in Net Assets:                       Dec. 31, 2000+     June 30, 2000
------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                   $  12,204,831      $  25,089,761
 Realized gain (loss) from investments and from the
   Portfolio--net                                               709,143         (7,573,804)
 Change in unrealized appreciation/depreciation on
   investments and from the Portfolio--net                      182,290          2,655,387
                                                          --------------------------------
 Net increase in net assets resulting from operations        13,096,264         20,171,344
                                                          --------------------------------
------------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net:
   Class I                                                  (11,724,369)       (24,709,371)
   Class A                                                     (417,180)          (553,884)
   Class B                                                         (117)                --
   Class C                                                           (1)                --
                                                          --------------------------------
 Net decrease in net assets resulting from dividends
   to shareholders                                          (12,141,667)       (25,263,255)
                                                          --------------------------------
------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net decrease in net assets derived from capital
   share transactions                                       (36,899,244)       (44,154,229)
                                                          --------------------------------
------------------------------------------------------------------------------------------

 Net Assets:

 Total decrease in net assets                               (35,944,647)       (49,246,140)
 Beginning of period                                        360,741,267        409,987,407
                                                          --------------------------------
 End of period*                                           $ 324,796,620      $ 360,741,267
                                                          ================================
------------------------------------------------------------------------------------------
*Undistributed investment income--net                     $     584,724      $     521,560
                                                          ================================

+ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                December 31, 2000 (10) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                Class I+
                                            -----------------------------------------------------------------------------
                                              For the
                                             Six Months
                                               Ended                           For the Year Ended June 30,
                                             December 31,       ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:        2000+++            2000            1999            1998            1997
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $    9.78         $    9.91       $   10.20       $   10.23       $   10.12
                                              ---------------------------------------------------------------------------
Investment income--net                              .35               .65             .60             .66             .66
Realized and unrealized gain (loss) from
  investments and from the Portfolio--net           .02              (.13)           (.28)            .05             .10
                                              ---------------------------------------------------------------------------
Total from investment operations                    .37               .52             .32             .71             .76
                                              ---------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                           (.34)             (.65)           (.59)           (.68)           (.64)
  Realized gain on investments--net                  --                --            (.02)           (.06)           (.01)
                                              ---------------------------------------------------------------------------
Total dividends and distributions                  (.34)             (.65)           (.61)           (.74)           (.65)
                                              ---------------------------------------------------------------------------
Net asset value, end of period                $    9.81         $    9.78       $    9.91       $   10.20       $   10.23
                                              ===========================================================================
-------------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                3.88%@            5.40%           3.15%           7.19%           7.79%
                                              ===========================================================================
-------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                   .58%*             .58%            .58%            .58%            .58%
                                              ===========================================================================
Expenses++                                         .65%*             .72%            .64%            .65%            .66%
                                              ===========================================================================
Investment income--net                            6.96%*            6.43%           5.71%           6.46%           6.34%
                                              ===========================================================================
-------------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $ 311,540         $ 344,734       $ 409,987       $ 253,151       $ 171,214
Portfolio turnover                                   --              182%            201%            119%            202%
                                              ===========================================================================
-------------------------------------------------------------------------------------------------------------------------

  *   Annualized.
 ** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Portfolio's performance would have been lower.
  + Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2000 (11) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                Class A++
                                                       ------------------------------
                                                       For the Six    For the Period
                                                       Months Ended   Sept. 24, 1999+
                                                       December 31,     to June 30,
Increase (Decrease) in Net Asset Value:                  2000++++          2000
-------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $   9.79        $   9.95
                                                         ------------------------
Investment income--net                                        .32             .51
Realized and unrealized gain (loss) from investments
  and from the Portfolio--net                                 .03            (.14)
                                                         ------------------------
Total from investment operations                              .35             .37
                                                         ------------------------
Less dividends to shareholders
  from investment income--net                                (.33)           (.53)
                                                         ------------------------
Net asset value, end of period                           $   9.81        $   9.79
                                                         ========================
-------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                          3.63%@          3.83%@
                                                         ========================
-------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement+++                            .83%*           .83%*
                                                         ========================
Expenses+++                                                  .87%*           .98%*
                                                         ========================
Investment income--net                                      6.44%*          6.48*
                                                         ========================
-------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $ 13,235        $ 16,007
                                                         ========================
Portfolio turnover                                             --            182%
                                                         ========================
-------------------------------------------------------------------------------------

   *  Annualized.
  ** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Portfolio's performance would have been lower.
   +  Commencement of operations.
  ++ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.
 +++  Includes the Fund's share of the Portfolio's allocated expenses.
++++ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.
   @  Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2000 (12) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                     Class B
                                                                  --------------
                                                                  For the Period
                                                                   Oct. 6, 2000+
                                                                    to Dec. 31,
Increase (Decrease) in Net Asset Value:                                2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                  $10.00
                                                                      ------
Investment income--net                                                  4.82
Realized and unrealized loss from investments
  and from the Portfolio--net                                          (4.86)
                                                                      ------
Total from investment operations                                        (.04)
                                                                      ------
Less dividends to shareholders from
  investment income--net                                                (.17)
                                                                      ------
Net asset value, end of period                                        $ 9.79
                                                                      ======
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                     1.58%@
                                                                      ======
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                       1.48%*
                                                                      ======
Expenses++                                                             1.53%*
                                                                      ======
Investment income--net                                                 5.69%*
                                                                      ======
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                              $   22
                                                                      ======
--------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Portfolio's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2000 (13) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                     Class C
                                                                  --------------
                                                                  For the Period
                                                                   Oct. 6, 2000+
                                                                    to Dec. 31,
Increase (Decrease) in Net Asset Value:                                2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                  $10.00
                                                                      ------
Investment income--net                                                   .18
Realized and unrealized loss from investments
  and from the Portfolio--net                                           (.21)
                                                                      ------
Total from investment operations                                        (.03)
                                                                      ------
Less dividends to shareholders from
  investment income--net                                                (.18)
                                                                      ------
Net asset value, end of period                                        $ 9.79
                                                                      ======
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                     1.61%@
                                                                      ======
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                        .36%*
                                                                      ======
Expenses++                                                              .41%*
                                                                      ======
Investment income--net                                                 6.16%*
                                                                      ======
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                              $    0
                                                                      ======
--------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Portfolio's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

       See Notes to Financial Statements.


                December 31, 2000 (14) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LOW DURATION FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Low Duration Fund (the "Fund") (formerly Low Duration Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Low Duration Master Portfolio (the "Portfolio"), a fund of Fund Asset Management Master Trust (the "Master Trust") that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at December 31, 2000 was 99.7%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Portfolio, less all actual and accrued expenses of the Fund. When the Fund was a fund of a stand-alone investment company, dividend income was recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) was recognized on the accrual


                December 31, 2000 (15) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      basis. Realized gains and losses on security transactions were determined on the identified cost basis.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury Advisors"). The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Mercury Advisors have contractually agreed to pay all operating expenses of Class I, Class A, Class B and Class C Shares in excess of .58%, .83%, 1.48% and 1.48%, respectively, as applied to the daily net assets of each class through June 30, 2001.

      The Fund also has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account              Distribution
                                            Maintenance Fee              Fee
--------------------------------------------------------------------------------
Class A                                         .25%                      --
--------------------------------------------------------------------------------
Class B                                         .25%                     .65%
--------------------------------------------------------------------------------
Class C                                         .25%                     .65%
--------------------------------------------------------------------------------


                December 31, 2000 (16) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by Mercury Advisors.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period October 6, 2000 to December 31, 2000 were $445,402,013 and $120,877,193, respectively.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions was $36,899,244 and $44,154,229 for the six months ended December 31, 2000 and for the year ended June 30, 2000, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months Ended
December 31, 2000+                                  Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                       22,910,250      $ 215,187,637
Shares issued to shareholders in reinvestment
  of dividends                                     1,302,023         11,237,414
                                                 ------------------------------
Total issued                                      24,212,273        226,425,051
Shares redeemed                                  (27,686,429)      (260,546,397)
                                                 ------------------------------
Net decrease                                      (3,474,156)     $ (34,121,346)
                                                 ==============================
--------------------------------------------------------------------------------


                December 31, 2000 (17) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class I Shares for the Year Ended
June 30, 2000+                                      Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                       41,162,121      $ 404,536,259
Shares issued to shareholders in reinvestment
  of dividends                                     2,371,198         23,252,688
                                                 ------------------------------
Total issued                                      43,533,319        427,788,947
Shares redeemed                                  (49,663,829)      (488,042,330)
                                                 ------------------------------
Net decrease                                      (6,130,510)     $ (60,253,383)
                                                 ==============================
--------------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

Class A Shares for the Six Months Ended
December 31, 2000+                                   Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                          450,803      $   4,123,398
Shares issued to shareholders in reinvestment
  of dividends                                        42,568            417,140
                                                 ------------------------------
Total issued                                         493,371          4,540,538
Shares redeemed                                     (779,875)        (7,340,630)
                                                 ------------------------------
Net decrease                                        (286,504)     $  (2,800,092)
                                                 ==============================
--------------------------------------------------------------------------------

Class A Shares for the Year Ended
June 30, 2000+                                      Shares        Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                        2,358,838      $  23,192,756
Shares redeemed                                     (723,118)        (7,093,602)
                                                 ------------------------------
Net increase                                       1,635,720      $  16,099,154
                                                 ==============================
--------------------------------------------------------------------------------

+ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.

Class B Shares for the Period October 6, 2000+
to December 31, 2000                                  Shares      Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                            2,249      $      22,084
Shares issued to shareholders in reinvestment
  of dividends                                            --                  1
                                                 ------------------------------
Net increase                                           2,249      $      22,085
                                                 ==============================
--------------------------------------------------------------------------------

+     Commencement of operations.

Class C Shares for the Period October 6, 2000+
to December 31, 2000                                  Shares      Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                            11.13      $         108
Shares issued to shareholders in reinvestment
  of dividends                                            --                  1
                                                 ------------------------------
Net increase                                           11.13      $         109
                                                 ==============================
--------------------------------------------------------------------------------

+     Commencement of operations.


                December 31, 2000 (18) Mercury Low Duration Fund

SCHEDULE OF INVESTMENTS

LOW DURATION MASTER PORTFOLIO
================================================================================

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
Industries                          Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--40.0%
===============================================================================================
Banks--1.0%         Sovereign Bancorp, 6.625% due 3/15/2001         $ 3,385,000     $ 3,370,126
-----------------------------------------------------------------------------------------------
Building--1.1%      Centex Corporation, 7.31% due 8/14/2001 (a)       3,500,000       3,501,155
-----------------------------------------------------------------------------------------------
Consulting          Comdisco Inc.:
Services--0.9%         6.65% due 11/13/2001                           1,060,000         972,550
                       5.95% due 4/30/2002                            2,360,000       1,817,200
                                                                                    -----------
                                                                                      2,789,750
-----------------------------------------------------------------------------------------------
Electric--          Scana Corporation, 7.254% due
Integrated--2.3%    2/08/2002 (a)(c)                                  7,300,000       7,305,606
-----------------------------------------------------------------------------------------------
Electronic          Pioneer Standard Electronics, 8.50% due
Components--1.7%    8/01/2006                                         1,500,000       1,453,123
                    Reliant Energy--Mid Atlantic, 9.237% due
                    7/02/2017 (c)                                     4,000,000       4,167,751
                                                                                    -----------
                                                                                      5,620,874
-----------------------------------------------------------------------------------------------
Eurobanks--9.9%     Credit Industriel et Commercial (CIC), 7.236%
                    due 6/18/2049 (a)                                 7,250,000       6,856,470
                    ForeningsSparrbanken AB, 7.298% due
                    12/18/2049 (a)                                    9,250,000       9,245,282
                    Nordbanken North America Inc., 7.36% due
                    10/27/2049 (a)                                    6,680,000       6,663,046
                    Okobank, 7.078% due 9/29/2049 (a)                 5,620,000       5,567,790
                    Robert Fleming Capital Ltd., 7.384% due
                    5/07/2006 (a)                                     4,000,000       3,995,560
                                                                                    -----------
                                                                                     32,328,148
-----------------------------------------------------------------------------------------------
Financial           CIT Group Inc., 7.625% due 8/16/2005 (b)          5,000,000       5,084,350
Services--11.3%     Countrywide Home Loans, Inc. (a):
                       7.098% due 1/21/2003                           3,250,000       3,240,217
                       7.083% due 3/16/2005                           3,550,000       3,498,738
                    Ford Motor Credit Co., 6.70% due 7/16/2004        5,000,000       4,997,150
                    GS Escrow Corp., 7.759% due
                    8/01/2003 (a)(b)                                 10,350,000       9,883,142
                    Pemex Finance Ltd., 5.72% due
                    11/15/2003                                        4,459,500       4,413,478
                    Textron Financial Corporation, 7.071% due
                    9/17/2002 (a)(b)                                  5,500,000       5,504,763
                                                                                    -----------
                                                                                     36,621,838
-----------------------------------------------------------------------------------------------


                December 31, 2000 (19) Mercury Low Duration Fund

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
Industries                          Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (concluded)
===============================================================================================
Manufacturing--     Bombardier Capital Ltd., 6% due
0.5%                1/15/2002 (c)                                   $ 1,725,000    $  1,707,508
-----------------------------------------------------------------------------------------------
Oil--Integrated--   Ashland Inc., 7.278% due 3/07/2003 (a)            1,800,000       1,795,842
3.7%                LG Caltex Oil Corp., 7.70% due
                    10/29/2001 (a)                                    4,600,000       4,608,878
                    Pennzoil-Quaker State, 8.65% due
                    12/01/2002                                        2,425,000       2,434,312
                    YPF Sociedad Anonima, 7.25% due
                    3/15/2003                                         3,325,000       3,261,359
                                                                                   ------------
                                                                                     12,100,391
-----------------------------------------------------------------------------------------------
Pipelines--0.3%     Mapco Inc., 8.70% due 5/15/2002                   1,100,000       1,134,056
-----------------------------------------------------------------------------------------------
Real Estate         Avalon Properties, 7.375% due 9/15/2002           1,200,000       1,221,264
Investment          EOP Operating LP, 7.375% due 11/15/2003           1,450,000       1,473,475
Trust--0.8%                                                                        ------------
                                                                                      2,694,739
-----------------------------------------------------------------------------------------------
Retail--1.1%        Great Atlantic & Pacific Tea Company, 7.70%
                    due 1/15/2004                                     6,433,000       3,731,140
-----------------------------------------------------------------------------------------------
Steel--0.7%         Pohang Iron & Steel, 7.50% due 8/01/2002          2,300,000       2,303,841
-----------------------------------------------------------------------------------------------
Telecommuni-        Sprint Spectrum L.P., 11% due 8/15/2006           3,040,000       3,275,083
cations--3.1%       Telefonica de Argentina, 11.875% due
                    11/01/2004                                        4,750,000       4,845,000
                    US West Communications, 7.20% due
                    11/01/2004                                        2,100,000       2,135,469
                                                                                   ------------
                                                                                     10,255,552
-----------------------------------------------------------------------------------------------
Telephone--0.5%      KPN NV, 8% due 10/01/2010 (c)                    1,700,000       1,589,714
-----------------------------------------------------------------------------------------------
Trucking &          Amerco, 8.80% due 2/04/2005                       3,650,000       3,580,515
Leasing--1.1%
-----------------------------------------------------------------------------------------------
                    Total Corporate Bonds & Notes
                    (Cost--$133,723,907)                                            130,634,953
-----------------------------------------------------------------------------------------------


                December 31, 2000 (20) Mercury Low Duration Fund

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
                                    Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES***--15.8%
===============================================================================================
Collateralized      Fannie Mae:
Mortgage               1988-26 C, 7.50% due 7/25/2018               $     3,154     $     3,141
Obligations--0.8%      1991-153 N, 7.50% due 2/25/2007                   57,937          57,715
                       1992-138 O, 7.50% due 7/25/2022                    1,828           1,824
                       1993-45 SB, 7.586% due 4/25/2023 (a)             406,833         394,681
                       1993-6 S, 6.283% due 1/25/2008 (a)               869,827         872,532
                       1994-60 D, 7% due 4/25/2024                       30,000          30,111
                       1997-59 SU, 6.268% due 9/25/2023 (a)             698,376         687,814
                    Freddie Mac:
                       1336 H, 7.75% due 1/15/2021                       46,672          46,668
                       1564 SB, 10.422% due 8/15/2008 (a)               512,496         521,324
                       1617 D, 6.50% due 11/15/2023                      71,000          69,119
                                                                                    -----------
                                                                                      2,684,929
-----------------------------------------------------------------------------------------------
Pass-Through        FHLMC, C43641, 6.50%
Securities--14.8%   due 8/01/2030                                     3,966,389       3,917,243
                    Fannie Mae, 7.50% (d)                             2,000,000       2,029,360
                    Freddie Mac, 6.50% (d)                           22,275,000      22,275,000
                    Freddie Mac, 7.50% (d)                           16,100,000      16,346,491
                    Government National Mortgage
                    Association, 7% (d)                               3,850,000       3,866,824
                                                                                    -----------
                                                                                     48,434,918
-----------------------------------------------------------------------------------------------
Stripped            Fannie Mae:
Mortgage-Backed        1993-72J, 6.50% due 12/25/2006** (a)              84,397           2,902
Securities--0.2%       1994-53E, 0% due 11/25/2023                      517,217         487,351
                       1998-48CI, 6.50% due 8/25/2028** (a)             501,483          80,449
                                                                                    -----------
                                                                                        570,702
-----------------------------------------------------------------------------------------------
                    Total Government Agency Mortgage-Backed
                    Securities (Cost--$51,056,953)                                   51,690,549
-----------------------------------------------------------------------------------------------


                December 31, 2000 (21) Mercury Low Duration Fund

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
                                    Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES***--36.6%
===============================================================================================
Asset-Backed        ABSC Long Beach Home Equity Loan Trust,
Securities--26.5%   2000-LB1 AF4, 7.825% due 3/21/2028              $ 2,500,000     $ 2,590,345
                    ACC Automobile Receivables Trust,
                    1997-C A, 6.40% due 3/17/2004 (c)                   933,607         934,640
                    Aames Mortgage Trust, 2000-1 A-4F,
                    7.76% due 1/25/2029                               3,600,000       3,647,812
                    Asset Backed Funding Certificates,
                    1999-1 A2F, 7.641% due 10/25/2030                 3,455,800       3,517,106
                    Banc of America Commercial Mortgage Inc.,
                    2000-1 A1A, 7.109% due 11/15/2008                 3,060,763       3,176,686
                    CFS Smart, 1997-5-A1, 7.72% due
                    6/15/2005 (c)(e)                                  2,256,088         631,705
                    COMM, 2000-FLA2 A, 6.84% due
                    1/15/2003 (a)(c)                                  4,750,000       4,747,280
                    CPS Auto Trust, 1998-1 A, 6% due 8/15/2003          512,337         511,102
                    CityScape Home Equity Loan Trust, 1996-4 A10,
                    7.40% due 9/25/2027 (c)                           2,207,896       2,163,738
                    Commercial Mortgage Acceptance Corporation,
                    1996-C2 A2, 6.716% due 9/15/2023 (a)(c)             599,993         600,203
                    Countrywide Asset-Backed Certificates,
                    2000-1 AV1, 7.248% due 3/25/2031 (a)              2,636,805       2,619,572
                    Countrywide Home Equity Loan Trust, 1999-A,
                    7.03% due 4/15/2025 (a)                             869,378         870,995
                    Credit-Based Asset Servicing and
                    Securitization, 2000-CB2 A1A, 7.058% due
                    9/25/2029 (a)                                     4,103,092       4,118,766
                    Duck Auto Grantor Trust, 2000-B A,
                    7.26% due 5/15/2005 (c)                           5,014,954       5,075,290
                    First Plus Home Loan Trust, 1998-4 A4, 6.32%
                    due 3/10/2017                                     5,000,000       4,994,650
                    First Union-Lehman Brothers Commercial
                    Mortgage, 1997-C1 A1, 7.15% due 2/18/2004         3,632,234       3,705,513
                    Fund America Investors Trust I, 1998-NMC1
                    M1, 7.088% due 6/25/2028 (a)                      3,028,359       3,029,414
                    GREAT, 1998-A-A1, 7.45% due
                    9/15/2007 (c)(e)                                  2,691,984         753,756
                    Green Tree Recreational, Equipment &
                    Consumer Trust:
                       1996-B, 7.70% due 7/15/2018                    2,250,000       2,196,496
                       1996-C A1, 6.95% due 10/15/2017 (a)            2,730,753       2,734,418
                    Nationslink Funding Corporation,
                    1999-SL A1V, 7.078% due 4/10/2007 (a)             1,948,016       1,947,584
                    Nomura Asset Securities Corporation:
                       1995-MD3 A1A, 8.17% due 3/04/2020                938,945         949,335
                       1995-MD3 A1B, 8.15% due 3/04/2020              2,750,000       2,927,901


                December 31, 2000 (22) Mercury Low Duration Fund

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
                                    Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
===============================================================================================
Asset-Backed        Nomura Depository Trust, 1998-ST1 A3,
Securities          7.26% due 1/15/2003 (a)(c)                      $12,738,992     $12,613,592
(concluded)         Residential Asset Securities Corporation,
                    2000-KS4 AII, 6.878% due 9/25/2031 (a)            4,133,470       4,131,060
                    Resolution Trust Corporation:
                       1994-C1 E, 8% due 6/25/2026                    6,500,324       6,202,713
                       1994-C1 F, 8% due 6/25/2026                    1,761,696       1,667,651
                       1994-C2 G, 8% due 4/25/2025                    3,446,438       3,374,491
                                                                                    -----------
                                                                                     86,433,814
-----------------------------------------------------------------------------------------------
Collateralized      Bank of America Mortgage Securities,
Mortgage            2000-2 A2, 7.50% due 4/25/2030                    5,200,859       5,210,637
Obligations--8.8%   Blackrock Capital Finance L.P., 1997-R2 AP,
                    13.247% due 12/25/2035 (a)(c)                       534,817         541,503
                    Chase Mortgage Finance Corporation,
                    1998-S4 A3, 6.55% due 8/25/2028                   2,901,947       2,897,275
                    Citicorp Mortgage Securities, Inc., 1994-4 A6,
                    6% due 2/25/2009                                  3,516,712       3,479,682
                    Countrywide Funding Corp., 1994-17 A9,
                    8% due 7/25/2024                                      4,000           4,115
                    Equicon Home Equity Loan Trust, 1994-2 A7,
                    7.175% due 11/18/2025 (a)                           774,736         779,439
                    Housing Securities Inc., 1994-2 B1, 6.50%
                    due 7/25/2009 (c)                                   175,004         132,429
                    Medallion Trust, 2000-1G A1, 7.032% due
                    7/12/2031 (a)                                     4,081,040       4,085,529
                    Ocwen Residential MBS Corporation, 1998-R2
                    AP, 7.55% due 11/25/2034 (a)(c)                   1,886,354       1,799,110
                    PNC Mortgage Securities Corp., 1997-3 1A5,
                    7% due 5/25/2027                                  4,820,291       4,819,279
                    Prudential Home Mortgage Securities,
                    1993-36 A10, 7.25% due 10/25/2023                   237,613         237,359
                    Residential Funding Mortgage Securities Inc.,
                    1993-S9 A8, 5.979% due 2/25/2008 (a)                 46,510          44,530
                    Salomon Bothers Mortgage Securities VII,
                    1998-NC3 A2, 6.41% due 8/25/2028                    813,254         809,651
                    Saxon Asset Securities Trust, 1996-1A1,
                    7.38% due 2/25/2024                               1,297,669       1,297,663
                    Structured Mortgage Asset Residential Trust:
                       1991-1H, 8.25% due 6/25/2022                      43,718          43,654
                       1992-3A A, 8% due 10/25/2007                      67,460          68,842
                       1993-5A AA, 6.575% due 6/25/2024 (a)              34,880          34,745


                December 31, 2000 (23) Mercury Low Duration Fund

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
                                    Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (concluded)
===============================================================================================
Collateralized      Walsh Acceptance, 1997-2A, 7.625% due
Mortgage            3/01/2027 (a)(c)                                $   546,621    $    550,248
Obligations         Washington Mutual, 2000-1 B1, 10.648%
(concluded)         due 1/25/2040 (a)                                 1,900,000       1,898,219
                                                                                   ------------
                                                                                     28,733,909
-----------------------------------------------------------------------------------------------
Pass-Through        Citicorp Mortgage Securities, Inc., 1989-8 A1,
Securities--0.1%    10.50% due 6/25/2019                                192,937         204,500
-----------------------------------------------------------------------------------------------
Stripped            Asset Securitization Corporation, 1997-D5,
Mortgage-Backed     ACS1, 2.091% due 2/14/2041 (a)**                 51,691,155       1,415,325
Securities--1.2%    CS First Boston Mortgage Securities Corp.,
                    1995-WF1 AX, 1.338% due
                    12/21/2027 (a)(c)**                              13,206,332         382,059
                    Saxon Asset Securities Trust, 2000-2 AIO,
                    6% due 7/25/2030**                               24,750,000       2,128,886
                                                                                   ------------
                                                                                      3,926,270
-----------------------------------------------------------------------------------------------
                    Total Non-Agency Mortgage-Backed
                    Securities (Cost--$122,919,483)                                 119,298,493
-----------------------------------------------------------------------------------------------
                                                                       Shares
                                                                        Held
-----------------------------------------------------------------------------------------------

PREFERRED STOCK--0.4%
===============================================================================================
                    Home Ownership Funding 2                              1,500       1,188,000
-----------------------------------------------------------------------------------------------
                    Total Preferred Stock (Cost--$1,500,000)                          1,188,000
-----------------------------------------------------------------------------------------------
                                                                        Face
                                                                       Amount
-----------------------------------------------------------------------------------------------

US TREASURY OBLIGATIONS--10.7%
===============================================================================================
US Government       US Treasury Inflation Index Notes, 4.25%
Obligations--       due 1/15/2010 (b)                                15,250,000      16,387,416
10.7%               US Treasury Notes (b):
                       5.25% due 5/15/2004                           13,300,000      13,345,752
                       7.25% due 5/15/2004                            4,750,000       5,053,573
-----------------------------------------------------------------------------------------------
                    Total US Treasury Obligations
                    (Cost--$34,041,990)                                              34,786,741
-----------------------------------------------------------------------------------------------


                December 31, 2000 (24) Mercury Low Duration Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                           In US Dollars
                                                                    ---------------------------
                                                                        Face
                                    Investments                        Amount          Value
-----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--6.7%
===============================================================================================
Commercial          Air Products and Chemicals, Inc., 6.70%
Paper*--6.7%        due 1/02/2001 (b)                               $ 2,085,000   $   2,085,000
                    Compaq Computer Corporation, 7.65% due
                    1/08/2001 (b)                                    11,500,000      11,485,338
                    Countrywide Home Loans, Inc.,
                    6.62% due 1/02/2001 (b)                           8,300,000       8,300,000
-----------------------------------------------------------------------------------------------
                    Total Short-Term Investments
                    (Cost--$21,870,338)                                              21,870,338
-----------------------------------------------------------------------------------------------
                    Total Investments (Cost--$365,112,671)--110.2%                  359,469,074
                    Time Deposit--0.8%*****                                           2,461,337
                    Variation Margin on Financial Futures Contracts--0.0%****            16,406
                    Liabilities in Excess of Other Assets--(11.0%)                  (35,859,036)
                                                                                   ------------
                    Net Assets--100.0%                                             $326,087,781
                                                                                   ============
-----------------------------------------------------------------------------------------------

  (a) Floating rate note.
  (b) Security marked as segregated to cover TBA securities and collateralize open financial futures contracts.
  (c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  (d) Represents a "to-be-announced" ("TBA") transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
  (e) Security fair valued under procedures established by the Board of Trustees. Issuer in bankruptcy.
    * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
   ** Represents the interest only portion of a mortgage-backed obligation.
  *** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
 **** Financial futures contracts purchased as of December 31, 2000 were as follows:
      --------------------------------------------------------------------------
      Number of                                    Expiration
      Contracts               Issue                   Date              Value
      --------------------------------------------------------------------------
         150             US Treasury Bonds         March 2001        $30,473,438
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Contract Price--$30,490,707)                                  $30,473,438
                                                                     ===========
      --------------------------------------------------------------------------
***** Time deposit bears interest at 4.75% and matures in 1/02/2001.

      See Notes to Financial Statements.


                December 31, 2000 (25) Mercury Low Duration Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

LOW DURATION MASTER PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$365,112,671)                       $ 359,469,074
Time deposit                                                                    2,461,337
Cash                                                                                4,485
Receivables:
  Contributions                                          $   8,083,444
  Interest                                                   3,710,653
  Paydowns                                                     187,197
  Variation margin                                              16,406         11,997,700
                                                         -------------
Prepaid expenses and other assets                                                  13,119
                                                                            -------------
Total assets                                                                  373,945,715
                                                                            -------------
-----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                      44,125,799
  Withdrawals                                                1,291,384
  Investment adviser                                            54,302         45,471,485
                                                         -------------
Other liabilities                                                               2,386,449
                                                                            -------------
Total liabilities                                                              47,857,934
                                                                            -------------
-----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                  $ 326,087,781
                                                                            =============
-----------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                           $ 331,748,647
Unrealized depreciation on investments--net                                    (5,660,866)
                                                                            -------------
Net assets                                                                  $ 326,087,781
                                                                            =============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                December 31, 2000 (26) Mercury Low Duration Fund

STATEMENT OF OPERATIONS

For the Period October 6, 2000+ to December 31, 2000
--------------------------------------------------------------------------------

LOW DURATION MASTER PORTFOLIO
================================================================================
Investment Income:

Interest and discount earned                                        $ 6,068,041
                                                                    -----------
--------------------------------------------------------------------------------

Expenses:

Investment advisory fees                             $  170,613
Accounting services                                      30,619
Custodian fees                                           11,542
Trustees' fees and expenses                               5,769
Professional fees                                         5,328
Offering costs                                            1,649
Pricing fees                                                706
Other                                                     3,891
                                                     ----------
Total expenses                                                          230,117
                                                                    -----------
Investment income--net                                                5,837,924
                                                                    -----------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized gain from investments--net                                     438,887
Unrealized depreciation on investments--net                            (154,520)
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 6,122,291
                                                                    ===========
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                December 31, 2000 (27) Mercury Low Duration Fund

STATEMENT OF CHANGES
IN NET ASSETS

LOW DURATION MASTER PORTFOLIO
================================================================================
                                                                For the Period
                                                                Oct. 6, 2000+
Increase in Net Assets:                                        to Dec. 31, 2000
--------------------------------------------------------------------------------
Operations:

Investment income--net                                          $   5,837,924
Realized gain on investments--net                                     438,887
Unrealized depreciation on investments--net                          (154,520)
                                                                -------------
Net increase in net assets resulting from operations                6,122,291
                                                                -------------
--------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions     319,915,390
                                                                -------------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                      326,037,681
Beginning of period                                                    50,100
                                                                -------------
End of period                                                   $ 326,087,781
                                                                =============
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LOW DURATION MASTER PORTFOLIO
================================================================================
The following ratios have been derived from information provided in the financial statements.
                                                                 For the Period
                                                                  Oct. 6, 2000+
                                                                to Dec. 31, 2000
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                .28%*
                                                                   =========
Investment income--net                                                 7.18%*
                                                                   =========
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                           $ 326,088
                                                                   =========
Portfolio turnover                                                    42.83%
                                                                   =========
--------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                December 31, 2000 (28) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS

LOW DURATION MASTER PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Low Duration Master Portfolio ("the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio strategies to seek to increase or decrease the level of risk to which the Portfolio is exposed to more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price


                December 31, 2000 (29) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (c) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required.

      (d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the annual rate of 0.21%.

      Accounting services were provided to the Portfolio by FAM.

      Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


                December 31, 2000 (30) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period October 6, 2000 to December 31, 2000 were $151,807,463 and $178,936,321, respectively.

      Net realized gains for the period October 6, 2000 to December 31, 2000 and net unrealized losses as of December 31, 2000 were as follows:

                                                 Realized            Unrealized
                                                   Gains               Losses
--------------------------------------------------------------------------------
Long-term investments                           $   438,884         $(5,643,597)
Short-term investments                                    3                  --
Financial futures contracts                              --             (17,269)
                                                -------------------------------
Total investments                               $   438,887         $(5,660,866)
                                                ===============================
--------------------------------------------------------------------------------

      As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $5,643,597, of which $3,644,866 related to appreciated securities and $9,288,463 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $365,112,671.

(4)   Short-Term Borrowings:

      On December 1, 2000, the Portfolio, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the period October 6, 2000 to December 31, 2000.


                December 31, 2000 (31) Mercury Low Duration Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize total return, consistent with capital preservation. The Fund will seek to achieve its objective by investing all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund.

The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

Mercury Low Duration Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400

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